13 COMMITMENT	12 Months Ended
Dec. 31, 2018
Notes
13 COMMITMENT

13       COMMITMENT

The Company has leased office space in the US, Canada and Ireland. The remaining terms of the leases in the various locations range from 1 to 2 years. Future remaining minimum lease payments as at December 31, 2018 are as follows:

2019	$137,620
2020	30,902
$168,522